Inventory - Q1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory [Abstract]
Inventory	Inventory consisted of the following at March 31, 2016 and December 31, 2015:
	March 31, 2016	December 31, 2015
Work-in-process	$22,841,861	$12,447,088
Inventory	$22,841,861	$12,447,088
Inventory consisted of the following at December 31, 2015 and 2014:
	2015	2014
Work in-process	$12,447,088	$16,688,682
Finished goods	—	2,355,795
Inventory	$12,447,088	$19,044,477